CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2012	$ 994,768	$ 85,225	$ 144,258	$ 561,372	$ (79,421)	$ (5,176)	$ 288,510
Balance, at beginning of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Payments in lieu of issuing shares	$ (448)		(448)
Amortization of stock based compensation	220		220
Shares issued	$ 128,915	$ 8,035	120,880
Shares issued (in shares)	8,035,000	8,035,000
Equity component of convertible bond issuance, net	$ 20,722		20,722
Amortization of deferred equity contributions	20,197			20,197
(Gain)/loss on hedging financial instruments reclassified into earnings	2,102				2,102
Fair value adjustments to hedging financial instruments	41,827				41,827
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0				0
Fair value adjustments to available for sale securities	699				699
Other items of comprehensive (loss)/income	(58)				(58)
Fair value adjustments to hedging financial instruments in associated companies	2,897					2,897
Net income	89,206						89,206
Dividends declared	(109,114)						(109,114)
Balance, at end of year at Dec. 31, 2013	$ 1,191,933	$ 93,260	285,632	581,569	(34,851)	(2,279)	268,602
Balance, at end of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (36,110)
Fair value adjustments to available for sale securities	1,268
Other items	(9)
Accumulated other comprehensive loss	(34,851)
Payments in lieu of issuing shares	(1,196)		(1,196)
Amortization of stock based compensation	29		29
Shares issued	$ 927	$ 144	783
Shares issued (in shares)	144,000	144,000
Equity component of convertible bond issuance, net	$ 0		0
Amortization of deferred equity contributions	4,520			4,520
(Gain)/loss on hedging financial instruments reclassified into earnings	(4,504)				(4,504)
Fair value adjustments to hedging financial instruments	(351)				(351)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0				0
Fair value adjustments to available for sale securities	(8,355)				(8,355)
Other items of comprehensive (loss)/income	(179)				(179)
Fair value adjustments to hedging financial instruments in associated companies	(5)					(5)
Net income	122,815						122,815
Dividends declared	(152,142)						(152,142)
Balance, at end of year at Dec. 31, 2014	$ 1,153,492	$ 93,404	285,248	586,089	(48,240)	(2,284)	239,275
Balance, at end of year (in shares) at Dec. 31, 2014	93,404,000	93,404,000
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (40,965)
Fair value adjustments to available for sale securities	(7,087)
Other items	(188)
Accumulated other comprehensive loss	(48,240)
Payments in lieu of issuing shares	0		0
Amortization of stock based compensation	0		0
Shares issued	$ 675	$ 64	611
Shares issued (in shares)	64,000	64,000
Equity component of convertible bond issuance, net	$ 0		0
Amortization of deferred equity contributions	2,044			2,044
(Gain)/loss on hedging financial instruments reclassified into earnings	(1,348)				(1,348)
Fair value adjustments to hedging financial instruments	27,154				27,154
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	20,552				20,552
Fair value adjustments to available for sale securities	981				981
Other items of comprehensive (loss)/income	(136)				(136)
Fair value adjustments to hedging financial instruments in associated companies	158					158
Net income	200,832						200,832
Dividends declared	(162,594)						(162,594)
Balance, at end of year at Dec. 31, 2015	$ 1,241,810	$ 93,468	$ 285,859	$ 588,133	$ (1,037)	$ (2,126)	$ 277,513
Balance, at end of year (in shares) at Dec. 31, 2015	93,468,000	93,468,000
Accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	$ (15,159)
Fair value adjustments to available for sale securities	14,446
Other items	(324)
Accumulated other comprehensive loss	$ (1,037)